FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FINANCIAL STATEMENT DETAILS	FINANCIAL STATEMENT DETAILS
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet to the total amounts shown in the statement of cash flows:

	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(In thousands)
Cash and cash equivalents	$1,381,736	$933,401	$1,096,235	$1,690,594
Restricted cash included in other current assets	8,974	8,539	1,058	1,785
Restricted cash included in other non-current assets	—	—	6,640	—
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	416,434	364,044	321,262	428,292
Restricted cash included in other non-current assets of discontinued operations	111	257	874	1,193
Total cash and cash equivalents and restricted cash as shown on the statement of cash flows	$1,807,255	$1,306,241	$1,426,069	$2,121,864
Restricted cash included in “Other current assets” in the balance sheet at December 31, 2024 and December 31, 2023 primarily consist of cash held in escrow related to the funded pension plan in the U.K. and cash held related to insurance programs at Care.com.
Restricted cash included in “Other current assets” in the balance sheet at December 31, 2022 primarily consists of cash held related to insurance programs at Care.com. Restricted cash included in “Other non-current assets” in the balance sheet at December 31, 2022 primarily consists of cash held in escrow related to the funded pension plan in the U.K. as well as deposits related to leases.
Restricted cash included in “Other current assets” in the balance sheet at December 31, 2021 primarily consists of cash held in escrow related to the funded pension plan in the U.K. Restricted cash included in “Other non-current assets” in the balance sheet at December 31, 2021 consists of deposits related to leases.
Credit Losses
The following table presents the changes in the allowance for credit losses:

	Year Ended December 31,
	2024	2023
	(In thousands)
Balance at January 1	$7,695	$7,811
Current period provision for credit losses	4,688	5,699
Write-offs charged against the allowance	(5,178)	(5,944)
Recoveries collected	46	125
Other	158	4
Balance at December 31	$7,409	$7,695
Other current assets

	December 31,
	2024	2023
	(In thousands)
Prepaid expenses	$38,725	$69,634
Other	86,483	116,894
Other current assets	$125,208	$186,528

Buildings, land, equipment, leasehold improvements and capitalized software, net

	December 31,
	2024	2023
	(In thousands)
Buildings	$165,700	$160,567
Equipment (including furniture)	126,656	141,669
Leasehold improvements	78,130	81,133
Capitalized software	28,919	33,321
Land	86,045	86,032
Projects in progress	5,839	1,931
Total gross carrying amount	491,289	504,653
Accumulated depreciation and amortization	(178,092)	(158,899)
Buildings, land, equipment, leasehold improvements and capitalized software, net	$313,197	$345,754
Accrued expenses and other current liabilities

	December 31,
	2024	2023
	(In thousands)
Accrued employee compensation and benefits	$152,977	$131,863
Customer deposit liability	118,464	118,522
Accrued advertising expense	31,066	30,407
Other	206,792	213,134
Accrued expenses and other current liabilities	$509,299	$493,926

Other income (expense), net

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Interest income	$66,913	$53,956	$20,379
Unrealized increase (decrease) in the estimated fair value of a warrant	20,393	2,832	(62,495)
Net realized gain (loss) on sales of businesses and investments and (downward) upward adjustments to the carrying value of equity securities without readily determinable fair values(a)(b)(c)	10,373	(17,988)	59,299
Net periodic pension benefit credit (costs), other than the service cost component(d)	5,656	139	(206,422)
Unrealized gain (loss) related to marketable equity securities	121	(145)	(20,342)
Dotdash Meredith Credit Agreement amendment fees(e)	(3,453)	—	—
Foreign exchange (losses) gains, net	(1,908)	290	(5,139)
Other	441	7,555	(4,243)
Other income (expense), net	$98,536	$46,639	$(218,963)
_____________________
(a) Includes downward and upward adjustments to the carrying value of equity securities without readily determinable fair values. For the years ended December 31, 2024, 2023 and 2022, the Company recorded net downward adjustments of $32.3 million, $20.2 million and $89.1 million, respectively.
(b)    Includes a pre-tax gain of $29.2 million on the sale of assets of Mosaic Group, which was included within Emerging & Other, and was accounted for as a sale of a business, in the year ended December 31, 2024.

(c)    Includes a gain of approximately $132.2 million on the sale of Bluecrew in the year ended December 31, 2022. On November 9, 2022, the Company completed the sale of Bluecrew, which was included within Emerging & Other, to EmployBridge, a provider of light industrial staffing solutions, for cash and stock with the Company becoming a minority shareholder in the combined company.
(d)    Includes pre-tax actuarial gains (losses) of $6.0 million, $1.7 million and $(213.4) million for the years ended December 31, 2024, 2023 and 2022, respectively, related to the pension plans in the U.S. and U.K. See “Note 11—Pension and Post-Retirement Benefit Plans” for additional information.
(e)    Relates to third-party fees in connection with the Amended Dotdash Meredith Credit Agreement entered into on November 26, 2024. See “Note 6—Long-term debt” for additional information.
Supplemental Disclosure of Cash Flow Information:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Cash (paid) received during the year for:
Interest, net(f)	$(131,235)	$(136,797)	$(78,775)
Income tax payments	$(14,876)	$(13,825)	$(14,856)
Income tax refunds	$2,826	$1,386	$2,609
(f)     Includes receipts of $5.0 million and $3.2 million related to the interest rate swaps for the years ended December 31, 2024 and 2023, respectively. See “Note 2—Summary of Significant Accounting Policies” and “Note 6—Long-term Debt” for additional information.